Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Trade payables	$ 1,006	$ 646
Other payables and accruals including other tax and social security payable	240	195
Payables and accruals for exceptional items	15	2
Related party borrowings	9
Total trade and other payables	$ 1,270	$ 843